SHAREHOLDERS' DEFICIENCY	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' DEFICIENCY
NOTE 10:-	SHAREHOLDERS' DEFICIENCY

a.	Share capital:

1.	Ordinary Shares

The Ordinary Shares confer upon their holders the right to participate and vote in general shareholders meetings of the Company and to share in the distribution of dividends, if any, declared by the Company, and rights to receive a distribution of assets upon liquidation.

2.	Convertible Preferred A Shares:

The Convertible Preferred A Shares confer on the holders thereof all rights accruing to holders of Ordinary Shares in the Company and, in addition, bear the following rights (and such other rights set forth in the Company's AOA):

Voting - Every holder of Convertible Preferred A Shares shall have one vote for each Ordinary Share into which the Convertible Preferred A Shares held by him of record could be converted, on every resolution, without regard to whether the vote thereon is conducted by a show of hands, by written ballot or by any other means. The holders of each class of Convertible Preferred A Shares shall vote separately on all matters that by law or under the Articles of Association are subject to a class vote.

Conversion - Each Preferred A Share shall be convertible, without payment of additional consideration, by the holder thereof into Ordinary Shares at the option of the holder thereof, at any time after the date on which such Preferred A Share was issued by the Company. In addition, all Convertible Preferred A Shares are mandatorily convertible into Ordinary Shares simultaneously with the occurrence of the first to occur of (A) the consummation of an IPO of the Company’s Ordinary Shares, reflecting a pre-money valuation of the Company of no less than $20,000 and netting to the Company proceeds of no less than $5,000; or (B) the holders of the majority of the issued and outstanding Convertible Preferred A Shares elect to convert their Convertible Preferred A Shares into Ordinary Shares.

Subsequent to December 31, 2016, upon the closing of the merger transaction all the Company's outstanding Convertible Preferred A Shares were converted into 759,086 Ordinary shares of the Company (see also Note 14b).

Dividend Preference - When, as, and if a dividend is declared and distributed, the holders of the Convertible Preferred A Shares shall be entitled to receive, prior to any distribution of dividends to the holders of Ordinary Shares, a dividend, up to the cumulative aggregate amount, with respect to all dividends distributed, of the Preferred A Preference Amount (as defined below). After the dividend preferences of the Convertible Preferred A Shares have been paid in full, the Convertible Preferred A Shares will participate pro-rata with the Ordinary Shares in the receipt of any additional dividends on an as-converted basis.

Liquidation Preference - In the event of any liquidation (including a deemed-liquidation event), each holder of Convertible Preferred A Shares, then outstanding, shall be entitled to be paid out of the assets available for distribution to the shareholders, whether capital, surplus, earnings, securities or assets of any kind (the "Liquidation Assets"), prior and in preference to any distribution, declaration or setting apart for payment of any amount made in respect of any other shareholder an amount per share equal to the original issue price plus 8% per annum, plus any accrued but unpaid dividends thereon, but minus any dividends previously declared and paid for such share ("Preferred A Preference Amount").

b.
On October 28, 2016, the Company's Board of Directors and the shareholders approved a reverse share split of all outstanding Ordinary Shares of the Company, by way of issuance and distribution of bonus shares without a change in nominal value of the Company's outstanding shares at a ratio of approximately 8.03 for 1.

For accounting purposes, all Ordinary Shares, warrants to purchase Ordinary Shares and Convertible Preferred A Shares, options to purchase Ordinary Shares and loss per share amounts have been adjusted to give retroactive effect to this reverse share split for all periods presented in these consolidated financial statements. Any fractional shares resulting from the reverse share split will be rounded up to the nearest whole share.

c.	Issuances of Convertible Preferred A Shares:

1.
In January 2015, one of the Company's shareholders exercised 101,754 warrants to 101,754 Convertible Preferred A Shares for a total consideration of $250 which reflects an exercise price of $2.457. Consequently, the Company issued additional 4,070 Convertible Preferred A Shares at par value on the issuance date to consultant in respect to exercise of 4,070 warrants.

2.
In August, 2015, the Company's shareholders exercised 118,035 warrants to 118,035 Convertible Preferred A Shares for a total consideration of $290 which reflects an exercise price of $2.457. Consequently, the Company issued additional 4,070 Convertible Preferred A Shares at par value on the issuance date to consultant in respect to exercise of 4,070 warrants.

In addition, the Company decided to grant to the aforementioned shareholders additional 5,902 warrants to purchase Convertible Preferred A Shares at par value with no exercise price which have been converted into 5,902 Convertible Preferred A Shares. Consequently, the Company issued additional 204 Convertible Preferred A Shares at par value to consultant in such respect.

d.	Issuance costs:

1.
As of December 31, 2015, the Company planned to have its securities listed on the OTCQB for the purpose of raising capital to finance its operations. Thus, during the year ended December 31, 2015, the Company incurred direct and incremental costs related to the private placement, including among others, accounting, consulting, legal and printing fees of $352, which were capitalized as a non-current asset.

2.
In the beginning of 2016, the Company's Board of Directors decided to abort the IPO and therefore the aforementioned deferred IPO costs together with additional related costs amounted to $269 that have been generated in 2016 have been charged as separate line in the statement of comprehensive loss.

3.
In the fourth quarter of 2016, the Company planned to enter into reverse acquisition of shell U.S. public company and private placement transactions. Thus, during the year ended December 31, 2016, the Company incurred direct and incremental costs related to the aforementioned transactions, including among others, accounting, consulting, legal and printing fees. The costs that have been identified with the private placement amounted to $90 were capitalized as a non-current asset. As of December 31, 2016, $4 out of the aforementioned amount was paid.

e.
In November 2016, the Company's Chief Executive Officer has waived certain obligations of the Company to him in total amount of $304 (see also Note 11f). Thus, such amount was accounted as investment in equity and recorded as additional paid in capital.

f.	Stock options granted to employees:

In September and December 2013, the Company authorized through its 2013 Incentive Option Plan (the "2013 Plan"), the grant of options and Restricted Share Units ("RSU's") to officers, directors, advisors, management and other key employees. The Company reserved for grants of options up to 466,676 of the Company's Ordinary Shares. The options granted have generally between 2 to 4 years vesting terms and expire 10 years after the grant date. Certain options will be accelerated upon fulfillment of certain conditions. As of December 31, 2016, 285,075 options and RSU's were still available for future grants under 2013 Plan.

A summary of the Company's options activity for employees and directors under the Company's 2013 Plan is as follows:

	Year ended December 31, 2016
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding at beginning of year	146,606	$3.38	8.92
Granted	14,517	5.46
Forfeited	(26,430)	5.46

Options outstanding at end of year	134,693	3.31	8.99

Options vested and expected to be vested	134,693	3.31	7.91

Options exercisable at end of year	82,722	$1.95	7.34

As of December 31, 2016, the aggregated intrinsic value of outstanding and exercisable options is $209. The aggregate intrinsic value represents the total intrinsic value (the difference between the deemed fair value of the Company's Ordinary Shares on the last day of fiscal 2016 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2016. This amount is impacted by the changes in the fair market value of the Company's shares.

g.         Stock options granted to non-employees:

The Company granted options to certain non-employees under the Company's 2013 Plan and accounted for these options in accordance with ASC 505-50.

The outstanding options granted to the Company's non-employees are as follows:

Grant date	Number of options	Exercise price		Expiration date
September 8, 2013	17,080		$4.01	September 8, 2023
September 8, 2013	2,340	$	*) -	September 8, 2023
December 29, 2013	3,511		$4.01	December 29, 2023
April 8, 2014	9,158	$	*) -	April 8, 2024
July 24, 2014	2,492		$5.46	July 24, 2024
March 1, 2015	57,779		$5.46	March 1, 2025
October 20, 2015	12,456	$	*) -	October 20, 2025
December 1, 2015	11,210		$5.46	December 1, 2025
November 8, 2016	9,601		$0.01	November 8, 2026

	125,627

*)	Represents an amount lower than $1.

h.	Stock-based compensation expenses:

The stock-based compensation expense recognized in the consolidated financial statements for services received from employees, directors and non-employees is shown in the following table:

	Year ended December 31,
	2016	2015

Research and development expenses	$109	$331
General and administrative expenses	134	98

	$243	$429

As of December 31, 2016, the total unrecognized estimated compensation cost related to non-vested stock options granted to employees, directors and non employees is $116, which is expected to be recognized over a weighted average period of approximately 1.38 years.

The weighted average grant date fair value of options granted during the years ended December 31, 2016 and 2015 was $4 and $4.4, respectively.

i.
On August 31, 2015, the Company's Board of Directors approved grant of 11,781 RSU's to one of the Board of Directors' members with a vesting schedule of three years from September 3, 2015. Therefore, during the year ended December 31, 2016, 3,927 RSU's were vested into Company's Common Stock but were not issued as of the financial statements date. In addition, during the years ended December 31, 2016 and 2015, expenses amounted to $28 and $18 have been recognized in the general and administrative expenses, respectively.

ii.	Warrants' modification:

On October 3, 2013 ("Grant Date"), the Company granted warrant to strategic adviser to purchase 85,474 Ordinary Shares of the Company with an exercise price of $8.19. Such warrant is fully vested on the Grant Date and eligible for exercise during a period of three years commencing as of the issuance of the warrants and ending on the third annual anniversary of the Grant Date ("Exercise Period"). In addition, the warrant will be expired in the event of an IPO or an acquisition of the Company unless it was already converted.

In January 2016, the Company's Board of Directors approved the extension of the Exercise Period by replacing the aforementioned original warrant with a new warrant exercisable until December 31, 2017 or until the fifth anniversary of the Grant Date if event of IPO was occurred until December 31, 2016.

The Company accounted for the extension of the Exercise Period pursuant to ASC 718 as a modification. Accordingly, additional compensation of $94 was calculated as the fair value of the modified award in excess of the fair value of the original award measured immediately before its terms have been modified based on current circumstances and recorded incremental fair value as an immediate compensation expense in the general and administrative expenses in the statements of comprehensive loss during the year ended December 31, 2016.